CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Profit/Loss for the year	$ 100	$ 26	$ 157	$ (48)
Total other comprehensive income for the year	$ (16)	$ 40	$ 86	$ 106